UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Alabama — 2.0%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$710	$826,028
County of Jefferson Alabama, RB,
Series A:
5.25%, 1/01/17	1,000	1,000,080
5.25%, 1/01/19	1,000	999,120
5.25%, 1/01/20	500	499,720
5.50%, 1/01/21	1,200	1,198,788
5.00%, 1/01/24	2,000	1,960,240
4.75%, 1/01/25	325	310,846
		6,794,822
Alaska — 1.2%
Northern Tobacco Securitization Corp.,
Refunding RB, Asset-Backed, Series A:
4.63%, 6/01/23	1,235	1,236,507
5.00%, 6/01/32	1,500	1,297,635
5.00%, 6/01/46	1,620	1,306,271
		3,840,413
Arizona — 3.7%
Arizona Health Facilities Authority,
Refunding RB, Phoenix Children's
Hospital, Series A, 5.00%, 2/01/42	2,500	2,621,550
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A:
6.63%, 7/01/20	25	20,375
6.75%, 7/01/29	300	211,170
Phoenix IDA Arizona, ERB, Great Hearts
Academies - Veritas Project, 6.40%,
7/01/47	415	445,050
Phoenix IDA Arizona, Refunding RB,
America West Airlines, Inc. Project,
AMT, 6.30%, 4/01/23	1,000	885,880
Pima County IDA, RB, Tucson Electric
Power, Series A:
4.50%, 6/01/30	2,000	2,082,740
5.25%, 10/01/40	1,390	1,519,006
6.38%, 9/01/29	780	792,254
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	820,297
5.00%, 12/01/37	2,180	2,395,362
Tempe IDA, Refunding RB, Friendship
Village of Tempe, Series A, 6.25%,
12/01/42	280	302,378
University Medical Center Corp. Arizona,
RB, 6.25%, 7/01/29	180	208,847
		12,304,909
Arkansas — 0.3%
Benton County Public Facilities Board,
RB, BCCSO Project, Series A, 6.00%,
6/01/40	750	851,955

	Par (000)	Value

Municipal Bonds
California — 7.9%
California Health Facilities Financing
Authority, RB:
St. Joseph Health System,
Series A, 5.75%, 7/01/39	$1,000	$1,155,790
Sutter Health, Series B,
6.00%, 8/15/42	1,000	1,202,120
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West, Series A, 6.00%,
7/01/39	265	313,826
California HFA, RB, Home Mortgage,
Series I, AMT:
4.60%, 8/01/21	855	859,112
4.70%, 8/01/26	5,000	4,998,800
4.80%, 8/01/36	1,500	1,422,375
California Pollution Control Financing
Authority, RB, Waste Management Inc.
Project, Series C, AMT, 5.13%,
11/01/23 (a)	750	814,447
California Pollution Control Financing
Authority, Refunding RB, Waste
Management Inc. Project, Series B,
AMT, 5.00%, 7/01/27	1,000	1,067,780
California Statewide Communities
Development Authority, RB:
John Muir Health, 5.13%,
7/01/39	425	459,051
Kaiser Permanente, Series A,
5.00%, 4/01/42	1,145	1,259,546
Sutter Health, Series A, 6.00%,
8/15/42	400	480,848
California Statewide Communities
Development Authority, Refunding RB:
American Baptist Homes of
the West, 6.25%, 10/01/39	2,575	2,810,973
Eskaton Properties, Inc.,
5.25%, 11/15/34	905	965,762
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	500	591,660
City of Roseville California, Special Tax
Bonds, Fiddyment Ranch Community
Facilities District No. 1, 5.25%,
9/01/36	465	461,224
City of San Jose California, RB,
Convention Center Expansion &
Renovation Project:
6.50%, 5/01/36	310	372,363
6.50%, 5/01/42	760	906,726
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB,
6.07%, 1/15/33 (b)	6,525	1,938,969

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
California (concluded)
Lammersville School District Community
Facilities District, Special Tax Bonds,
District No. 2002, Mountain House,
5.13%, 9/01/35	$325	$325,959
Roseville Finance Authority, Special Tax
Bonds, Refunding, Senior Lien,
Series A (AMBAC), 4.50%, 9/01/33	725	661,577
San Jose Redevelopment Agency, Tax
Allocation Bonds, Merged Arearedev
Project (NPFGC), 4.90%, 8/01/33	405	398,018
San Marcos County Unified School
District, GO, CAB, Election of 2010,
Series B (b):
5.13%, 8/01/37	1,000	284,130
5.22%, 8/01/51	4,450	601,462
Temecula Public Financing Authority,
Special Tax Bonds, Refunding,
Harveston, Sub-Series B, 5.10%,
9/01/36	170	165,189
Tobacco Securitization Authority of
Southern California, Refunding RB,
Senior Series A-1, 5.00%, 6/01/37	2,140	1,711,016
		26,228,723
Colorado — 0.8%
Denver Convention Center Hotel
Authority, Refunding RB, Senior
(Syncora), 5.00%, 12/01/30	1,500	1,553,760
Regional Transportation District, RB,
Denver Transport Partners, 6.00%,
1/15/41	1,000	1,159,630
		2,713,390
Connecticut — 0.2%
Mohegan Tribe of Indians of
Connecticut, Refunding RB, Public
Improvement, Priority Distribution,
6.25%, 1/01/31	605	605,532
Delaware — 0.5%
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	1,480	1,618,276
District of Columbia — 2.5%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	310	322,899
7.50%, 1/01/39	500	520,390
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed:
6.50%, 5/15/33	3,575	4,050,225
6.75%, 5/15/40	385	392,665

	Par (000)	Value

Municipal Bonds
District of Columbia (concluded)
Metropolitan Washington Airports
Authority, Refunding RB:
CAB, Second Senior Lien, Series B
(AGC), 4.89%, 10/01/30 (b)	$3,005	$1,258,945
First Senior Lien, Series A,
5.00%, 10/01/39	85	93,640
First Senior Lien, Series A,
5.25%, 10/01/44	1,610	1,789,048
		8,427,812
Florida — 5.1%
Greater Orlando Aviation Authority
Florida, RB, Special Purpose, JetBlue
Airways Corp., AMT, 6.38%, 11/15/26	1,740	1,753,694
Highland Meadows Community
Development District, Special
Assessment Bonds, Series A, 5.50%,
5/01/36 (c)(d)	490	199,209
Hillsborough County IDA, RB:
National Gypsum Co., National
Gypsum Co., Series B, AMT,
7.13%, 4/01/30	1,500	1,500,570
Tampa General Hospital
Project, 5.25%, 10/01/41	1,000	1,048,510
Jacksonville Economic Development
Commission, RB, Gerdau Ameristeel
US Inc., AMT, 5.30%, 5/01/37	3,300	3,300,462
Lakewood Ranch Stewardship District,
Refunding, Special Assessment
Bonds, Lakewood Center & NW Sector
Projects, 8.00%, 5/01/40	515	566,624
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	1,450	1,836,193
Palm Beach County Health Facilities
Authority, RB, ACTS Retirement-Life
Community, 5.50%, 11/15/33	1,500	1,644,960
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28 (c)(d)	500	193,690
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project, 5.50%, 1/01/27	210	222,644
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	780	719,573
Tolomato Community Development
District, Special Assessment Bonds:
Special Assessment, Series 1,
6.65%, 5/01/40	10	5,328
Special Assessment, Series 2,
6.65%, 5/01/40	330	149,176
Special Assessment, Series 3,
6.65%, 5/01/40	105	1

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Florida (concluded)
Tolomato Community Development
District, Special Assessment Bonds,
Refunding:
Convertible CAB, 0.00%,
5/01/17 (e)	$40	$28,701
Convertible CAB, 0.00%,
5/01/19 (e)	90	51,843
Convertible CAB, 0.00%,
5/01/22 (e)	50	21,187
Special Assessment, Series A-
1, 6.65%, 5/01/40	140	136,613
Viera East Community Development
District, Refunding, Special
Assessment, 5.00%, 5/01/26	640	645,312
Village Community Development District
No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,760	2,044,698
5.50%, 5/01/42	620	656,685
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	650	341,887
		17,067,560
Georgia — 1.1%
Clayton County Development Authority,
Refunding RB, Delta Air Lines, Inc.
Project, Series A, 8.75%, 6/01/29	635	793,680
County of Clayton Georgia, Tax
Allocation Bonds, Ellenwood Project,
7.50%, 7/01/33	345	358,245
DeKalb County Hospital Authority
Georgia, Refunding RB, DeKalb
Medical Center, Inc. Project, 6.13%,
9/01/40	1,240	1,438,412
Gainesville & Hall County Development
Authority, Refunding RB, ACTS
Retirement-Life Community,
Series A-2, 6.63%, 11/15/39	220	251,548
Private Colleges & Universities Authority,
Refunding RB, Mercer University
Project, Series A, 5.00%, 10/01/32	395	427,426
Richmond County Development
Authority, RB, International Paper Co.
Projects, Series A, AMT, 5.00%,
8/01/30	500	501,300
		3,770,611
Guam — 0.9%
Guam Government Waterworks
Authority, Refunding RB, Water and
Wastewater System, 6.00%, 7/01/25	735	767,509
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	110,242
6.75%, 11/15/29	1,650	1,854,616

	Par (000)	Value

Municipal Bonds
Guam (concluded)
Territory of Guam, GO, Series A
(concluded):
7.00%, 11/15/39	$160	$180,877
		2,913,244
Idaho — 0.1%
Power County Industrial Development
Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	265	265,458
Illinois — 3.1%
City of Chicago Illinois, Refunding RB,
American Airlines, Inc. Project, 5.50%,
12/01/30 (c)(d)	1,000	657,560
Illinois Finance Authority, RB, Lake
Forest College, Series A:
5.75%, 10/01/32	600	628,836
6.00%, 10/01/48	1,700	1,766,079
Illinois Finance Authority, Refunding RB:
Central DuPage Health,
Series B, 5.50%, 11/01/39	1,400	1,578,192
Friendship Village of
Schaumburg, 7.13%,
2/15/39	1,000	1,098,200
Roosevelt University Project,
6.50%, 4/01/44	830	936,273
Swedish Covenant, Series A,
6.00%, 8/15/38	1,000	1,137,630
Metropolitan Pier & Exposition Authority,
Refunding RB, CAB, McCormick Place
Expansion Project, Series B (AGM),
5.07%, 6/15/44 (b)	3,455	706,064
Quad Cities Regional EDA, Refunding
RB, Augustana College, 4.75%,
10/01/32	1,000	1,050,400
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	355	416,142
6.00%, 6/01/28	390	459,506
		10,434,882
Indiana — 1.2%
City of Carmel, RB, Barrington Carmel
Project, Series A:
7.13%, 11/15/42	1,500	1,516,410
7.13%, 11/15/47	1,500	1,511,100
Indiana Finance Authority, Refunding
RB, Marquette Project, 5.00%,
3/01/39	725	744,720
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc., 5.38%, 9/15/22	185	185,189
		3,957,419

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Iowa — 1.6%
Iowa Finance Authority, RB, Alcoa, Inc.
Project, 4.75%, 8/01/42	$2,500	$2,533,225
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives
Project, Series A, 5.00%,
7/01/19	500	538,590
Sunrise Retirement
Community Project, 5.50%,
9/01/37 (g)	890	860,675
Sunrise Retirement
Community Project, 5.75%,
9/01/43 (g)	1,385	1,360,347
		5,292,837
Kentucky — 0.9%
Kentucky Economic Development
Finance Authority, RB, Owensboro
Medical Health System, Series A:
6.38%, 6/01/40	1,050	1,249,248
6.50%, 3/01/45	1,000	1,195,870
Kentucky Economic Development
Finance Authority, Refunding RB:
Norton Healthcare Inc., Series B
(NPFGC), 4.47%, 10/01/24 (b)	250	147,025
Owensboro Medical Health
System, Series B, 6.38%,
3/01/40	395	469,078
		3,061,221
Louisiana — 1.8%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	1,000	1,126,980
Louisiana Public Facilities Authority, RB,
Belle Chasse Educational Foundation
Project, 6.75%, 5/01/41	645	745,194
Parish of Saint John the Baptist
Louisiana, RB, Marathon Oil Corp.,
Series A, 5.13%, 6/01/37	4,000	4,251,280
		6,123,454
Maine — 0.4%
Maine Health & Higher Educational
Facilities Authority, RB, Maine General
Medical Center, 6.75%, 7/01/41	1,075	1,263,716
Maryland — 2.0%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	499,685
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	750	832,665

	Par (000)	Value

Municipal Bonds
Maryland (concluded)
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	$1,500	$1,644,090
Transportation Facilities
Project, Series A, 5.75%,
6/01/35	265	290,146
Maryland EDC, Refunding RB, CNX
Marine Terminals Inc., 5.75%,
9/01/25	2,000	2,174,740
Maryland Health & Higher Educational
Facilities Authority, RB, Washington
Christian Academy, 5.25%, 7/01/18
(c)(d)	250	99,992
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Doctors Community Hospital, 5.75%,
7/01/38	890	968,792
		6,510,110
Massachusetts — 1.4%
Massachusetts Development Finance
Agency, RB:
Foxborough Regional Charter
School, Series A, 7.00%,
7/01/42	350	413,777
Linden Ponds, Inc. Facility,
Series A-1, 6.25%,
11/15/39	353	266,883
Linden Ponds, Inc. Facility,
Series A-2, 5.50%,
11/15/46	19	11,902
Linden Ponds, Inc. Facility,
Series B, —%, 11/15/56 (b)	94	491
Massachusetts Development Finance
Agency, Refunding RB:
Boston Medical Center,
Series C, 5.00%, 7/01/29	2,500	2,723,400
Eastern Nazarene College,
5.63%, 4/01/29	500	500,115
Tufts Medical Center, Series I,
6.75%, 1/01/36	510	623,852
		4,540,420
Michigan — 2.9%
City of Detroit Michigan, GO:
Taxable Capital Improvement,
Limited Tax, Series A-1,
5.00%, 4/01/16	350	321,020
Taxable Capital Improvement,
Limited Tax, Series A-2,
8.00%, 4/01/14	1,715	1,638,768
Kentwood EDC, Refunding RB, Limited
Obligation Holland Home, 5.63%,
11/15/41	1,250	1,289,288

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Michigan (concluded)
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39 $	$1,710	$1,969,492
Monroe County Hospital Finance
Authority, Refunding RB, Mercy
Memorial Hospital Corp. Obligation,
5.50%, 6/01/35	3,065	3,192,841
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	915	1,180,277
		9,591,686
Minnesota — 1.8%
Minnesota State Higher Education
Facilities Authority, RB, College of St.
Benedict, Series 7-M, 5.13%,
3/01/36	275	291,794
St. Paul Housing & Redevelopment
Authority, RB, Nova Classical
Academy, Series A, 6.63%, 9/01/42	500	545,210
St. Paul Port Authority, RB, Energy Park
Utility Co. Project, AMT, 5.70%,
8/01/36	1,265	1,288,744
Tobacco Securitization Authority
Minnesota, Refunding RB, Tobacco
Settlement, Series B, 5.25%, 3/01/31	3,500	3,949,050
		6,074,798
Mississippi — 0.7%
Warren County Mississippi, RB, Gulf
Opportunity Zone Bonds, International
Paper Company Project, Series A,
AMT, 5.38%, 12/01/35	2,000	2,186,840
Missouri — 0.3%
City of Kansas City Missouri, Tax
Allocation Bonds, Kansas City
MainCor Project, Series A, 5.25%,
3/01/18	600	631,452
Kirkwood IDA Missouri, RB, Aberdeen
Heights, Series A, 8.25%, 5/15/39	435	519,768
		1,151,220
Nebraska — 0.4%
Central Plains Energy Project Nebraska,
RB, Gas Project No. 3:
5.25%, 9/01/37	445	477,730
5.00%, 9/01/42	780	817,923
		1,295,653
Nevada — 0.4%
County of Clark Nevada, RB, Southwest
Gas Corp. Project, Series A, AMT
(NPFGC), 4.75%, 9/01/36	20	20,642

	Par (000)	Value

Municipal Bonds
Nevada (concluded)
County of Clark Nevada, Special
Assessment Bonds, Refunding,
Special Improvement District #142,
Mountain's Edge:
4.00%, 8/01/22	$885	$881,469
4.00%, 8/01/23	555	549,245
		1,451,356
New Hampshire — 1.1%
New Hampshire Health & Education
Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%,
8/01/38	435	511,917
Havenwood-Heritage Heights,
Series A, 5.40%, 1/01/30	500	504,410
Southern New Hampshire
University, 5.00%, 1/01/34	2,500	2,671,725
		3,688,052
New Jersey — 5.8%
Burlington County Bridge Commission,
Refunding RB, The Evergreens
Project, 5.63%, 1/01/38	750	776,633
New Jersey EDA, RB:
Cigarette Tax, 5.75%,
6/15/14 (f)	1,100	1,202,476
Cigarette Tax, 5.75%,
6/15/14 (f)	535	584,841
Continental Airlines Inc.
Project, AMT, 5.13%,
9/15/23	1,965	1,996,951
Continental Airlines, Inc.
Project, AMT, 5.25%,
9/15/29	590	600,950
Kapkowski Road Landfill
Project, Series 1998B-MB,
AMT, 6.50%, 4/01/31	3,000	3,557,340
Patterson Charter School for
Science and Technology,
Inc. Project, Series A, 6.10%,
7/01/44	660	715,460
New Jersey EDA, Refunding RB,
Cigarette Tax, 5.00%, 6/15/23	795	911,293
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	726,177
New Jersey Health Care Facilities
Financing Authority, RB:
Pascack Valley Hospital
Association, 6.63%,
7/01/36 (c)(d)	650	7
RWJ Healthcare Corp., Series B
(Radian), 5.00%, 7/01/35	1,570	1,584,365

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
New Jersey (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Barnabas Health, Series A,
5.63%, 7/01/37	$1,000	$1,114,310
St. Joseph's Healthcare
System, 6.63%, 7/01/38	725	840,949
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	4,955	4,767,552
		19,379,304
New Mexico — 0.8%
City of Farmington New Mexico,
Refunding RB, Arizona Public Service,
Series A, 4.70%, 5/01/24	500	558,250
New Mexico Hospital Equipment Loan
Council, Refunding RB, Gerald
Champion, 5.50%, 7/01/42	2,030	2,023,910
		2,582,160
New York — 2.8%
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	1,615	1,820,024
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/32	500	482,715
New York City Industrial Development
Agency, RB, AMT:
American Airlines Inc., JFK
International Airport, 8.00%,
8/01/28 (a)(c)(d)	235	247,526
British Airways Plc Project,
7.63%, 12/01/32	1,500	1,529,430
JetBlue Airways Corp. Project,
5.13%, 5/15/30	1,750	1,696,572
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	375	430,729
Onondaga Civic Development Corp.,
Refunding RB, St. Joseph's Hospital
Health Center, 5.00%, 7/01/42	1,220	1,238,739
Westchester County Industrial
Development Agency New York, RB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,500	1,505,925
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	410	463,747
		9,415,407

	Par (000)	Value

Municipal Bonds
North Carolina — 2.1%
City of Charlotte North Carolina,
Refunding RB, Charlotte-Douglas
International Airport, Special Facilities
Revenue, US Airway, Inc., Project,
AMT, 5.60%, 7/01/27	$1,180	$1,079,523
North Carolina Capital Facilities Finance
Agency, Refunding RB, High Point
University, 4.38%, 5/01/34	2,100	2,164,428
North Carolina Medical Care
Commission, RB, First Mortgage,
Galloway Ridge Project, Series A,
6.00%, 1/01/39	1,520	1,631,507
North Carolina Medical Care
Commission, Refunding RB:
Carolina Village Project,
6.00%, 4/01/38	1,000	1,049,590
First Mortgage, Whitestone,
Series A, 7.75%, 3/01/41	830	943,129
		6,868,177
Ohio — 1.1%
County of Hamilton Ohio, RB, Christ
Hospital Project, 5.00%, 6/01/42	1,120	1,192,408
Southeastern Ohio Port Authority
Hospital Facilities, Refunding RB,
Memorial Health System Obligated
Group Project, 6.00%, 12/01/42	565	600,776
State of Ohio, RB, Ford Motor Co.
Project, AMT, 5.75%, 4/01/35	1,720	1,791,156
		3,584,340
Oklahoma — 0.2%
Oklahoma Development Finance
Authority, Refunding RB, Inverness
Village Community, 6.00%, 1/01/32	695	750,218
Pennsylvania — 5.0%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	2,140	1,626,378
Allegheny County IDA, RB, US Steel
Corp. Project, AMT, 5.75%, 8/01/42	1,500	1,482,990
Allentown Neighborhood Improvement
Zone Development Authority, RB,
Series A:
5.00%, 5/01/35	1,185	1,244,831
5.00%, 5/01/42	2,730	2,833,112
City of Philadelphia Pennsylvania Gas
Works, RB, Ninth Series, 5.25%,
8/01/40	1,000	1,073,620
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran,
6.38%, 1/01/39	2,335	2,596,847

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Pennsylvania (concluded)
Lancaster County Hospital Authority,
Refunding RB, Brethren Village
Project, Series A, 6.50%, 7/01/40	$835	$895,036
Pennsylvania Economic Development
Financing Authority, RB, US Airways
Group, Series A, 7.50%, 5/01/20	1,100	1,241,141
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
LaSalle University, 5.00%, 5/01/37	1,500	1,631,295
Philadelphia Hospitals & Higher
Education Facilities Authority, RB,
Temple University Health System,
Series A, 5.63%, 7/01/42	1,865	1,971,697
		16,596,947
Puerto Rico — 2.6%
Puerto Rico Electric Power Authority, RB:
Series A, 5.00%, 7/01/42	965	956,064
Series WW, 5.50%, 7/01/38	1,000	1,047,580
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series U, 5.25%, 7/01/42	2,210	2,223,238
Puerto Rico Public Finance Corp.,
Refunding RB, Series B, 5.50%,
8/01/31	2,500	2,622,875
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	750	882,803
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, First
Sub-Series C, 5.99%, 8/01/38 (b)	5,000	1,087,900
		8,820,460
Tennessee — 0.7%
Johnson City Health & Educational
Facilities Board, RB, Mountain States
Health, 5.00%, 8/15/42	1,000	1,058,300
Tennessee Energy Acquisition Corp., RB,
Series A, 5.25%, 9/01/26	1,250	1,385,888
		2,444,188
Texas — 11.5%
Bexar County Health Facilities
Development Corp., RB, Army
Retirement Residence Project, 6.20%,
7/01/45	1,320	1,482,941
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	750	116,452
Central Texas Regional Mobility
Authority, Refunding RB:
Senior Lien, 5.75%, 1/01/25	250	289,582
Senior Lien, 6.25%, 1/01/46	765	894,369
CAB, 4.97%, 1/01/28 (b)	3,000	1,418,430
CAB, 5.01%, 1/01/29 (b)	500	223,695

	Par (000)	Value

Municipal Bonds
Texas (continued)
Central Texas Regional Mobility
Authority, Refunding RB (concluded):
CAB, 5.11%, 1/01/30 (b)	$1,330	$557,031
CAB, 5.27%, 1/01/31 (b)	4,000	1,549,280
City of Houston Texas, RB, Special
Facilities:
Continental Airlines, Inc.
Terminal Improvement
Projects, AMT, 6.63%,
7/15/38	1,110	1,237,428
Continental Airlines, Series E,
AMT, 7.38%, 7/01/22	500	502,170
Continental Airlines, Series E,
AMT, 6.75%, 7/01/21	630	632,407
City of Houston Texas, Refunding RB,
Senior Lien, Series A, 5.50%,
7/01/39	120	134,940
Clifton Higher Education Finance Corp.,
ERB, Idea Public Schools:
5.00%, 8/15/42	1,360	1,430,203
5.50%, 8/01/31	370	405,905
5.75%, 8/01/41	280	308,389
Danbury Higher Education Authority Inc.,
RB, A.W. Brown Fellowship Charter,
Series A (ACA), 5.00%, 8/15/16 (f)	355	416,809
Gulf Coast IDA, RB, AMT, Citgo
Petroleum Project, 4.88%, 5/01/25	1,580	1,586,336
Houston Higher Education Finance
Corp., RB, Cosmos Foundation, Inc.,
Series A:
6.50%, 5/15/31	1,000	1,199,480
6.88%, 5/15/41	205	250,664
Love Field Airport Modernization Corp.,
RB, Southwest Airlines Co. Project:
AMT, 5.00%, 11/01/28	530	569,305
5.25%, 11/01/40	500	539,415
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	290	337,899
North Texas Education Finance
Corporation, ERB, Uplift Education,
Series A, 5.13%, 12/01/42	1,255	1,334,128
North Texas Tollway Authority, RB, CAB,
Special Projects System, Series B,
5.32%, 9/01/37 (b)	725	195,844
North Texas Tollway Authority,
Refunding RB, Toll, Second Tier,
Series F, 6.13%, 1/01/31	1,150	1,281,146
Red River Health Facilities Development
Corp., First MRB, Eden Home, Inc.
Project, 7.25%, 12/15/42	1,330	1,418,299

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Texas (concluded)
Sam Rayburn Municipal Power Agency,
Refunding RB, 5.00%, 10/01/21	$500	$595,930
Tarrant County Cultural Education
Facilities Finance Corp., RB:
CC Young Memorial Home,
8.00%, 2/15/38	330	364,310
Senior Living Center Project,
8.25%, 11/15/44	800	898,168
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/36	1,500	1,594,305
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC,
LBJ Freeway Managed
Lanes Project, 7.00%,
6/30/40	2,320	2,838,914
NTE Mobility Partners LLC,
North Tarrant Express
Managed Lanes Project,
6.88%, 12/31/39	1,740	2,093,516
Texas State Public Finance Authority,
Refunding ERB, KIPP Inc.,
Series A (ACA):
5.00%, 2/15/28	680	699,081
5.00%, 2/15/36	2,000	2,049,800
Texas State Turnpike Authority, RB
(AMBAC):
CAB, 5.95%, 8/15/30 (b)	5,200	1,821,976
CAB, 6.03%, 8/15/35 (b)	10,000	2,570,300
First Tier, Series A, 5.00%,
8/15/42	2,500	2,517,200
		38,356,047
US Virgin Islands — 0.7%
Virgin Islands Public Finance Authority,
RB, Matching Fund Loan Note,
Series A, 5.00%, 10/01/32	2,025	2,192,407
Utah — 0.3%
Utah State Charter School Finance
Authority, RB, Navigator Pointe
Academy, Series A, 5.63%, 7/15/40	1,000	1,026,870
Vermont — 0.3%
Vermont EDA, Refunding MRB, Wake
Robin Corp. Project, 5.40%, 5/01/33	930	972,008
Virginia — 5.0%
Albemarle County IDA, Refunding RB,
Westminster-Canterbury, 5.00%,
1/01/31	500	511,110
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	220	220,264

	Par (000)	Value

Municipal Bonds
Virginia (concluded)
Fairfax County EDA, Refunding RB,
Goodwin House Inc.:
5.13%, 10/01/37	$2,040	$2,103,974
5.13%, 10/01/42	1,185	1,218,405
Lexington IDA, Refunding MRB, Kendal
at Lexington, Series A, 5.38%,
1/01/28	210	213,938
Mosaic District Community
Development Authority, RB, Special
Assessment, Series A:
6.63%, 3/01/26	515	582,146
6.88%, 3/01/36	450	508,073
Virginia Small Business Financing
Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings, LLC
Project, 5.25%, 1/01/32	420	459,913
Elizabeth River Crossings, LLC
Project, 6.00%, 1/01/37	3,290	3,785,474
Elizabeth River Crossings, LLC
Project, 5.50%, 1/01/42	610	671,372
Express Lanes LLC, 5.00%,
7/01/34	1,700	1,782,042
Express Lanes LLC, 5.00%,
1/01/40	3,640	3,801,543
Watkins Centre Community
Development Authority, RB, 5.40%,
3/01/20	650	670,052
		16,528,306
Washington — 2.1%
Greater Wenatchee Regional Events
Center Public Facilities District,
Refunding RB, Series A, 5.50%,
9/01/42	1,005	1,002,166
King County, Washington Public Hospital
District No. 4, GO, Refunding,
Snoqualmie Valley Hospital, 7.00%,
12/01/40	545	600,748
Port of Seattle Industrial Development
Corp., Refunding RB, Special
Facilities, Delta Airline, Inc. Project,
AMT, 5.00%, 4/01/30 (g)	1,065	1,063,637
Tobacco Settlement Authority of
Washington, RB, Asset-Backed,
6.50%, 6/01/26	2,240	2,321,737
Washington Health Care Facilities
Authority, RB:
Kadlec Regional Medical
Center, 5.00%, 12/01/42	1,000	1,025,080

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Washington (concluded)
Washington Health Care Facilities
Authority, RB (concluded):
Swedish Health Services,
Series A, 6.75%,
5/15/21 (f)	$730	$1,034,768
		7,048,136
West Virginia — 0.5%
City of Princeton West Virginia,
Refunding RB, Princeton Community
Hospital Project, 5.00%, 5/01/27	1,575	1,696,354
Wisconsin — 0.5%
Public Finance Authority, Refunding RB,
Senior Obligated Group, Series B,
AMT, 5.00%, 7/01/42	1,500	1,506,795
Wisconsin Health & Educational
Facilities Authority, Refunding RB, St.
John's Communities Inc., Series A:
7.25%, 9/15/29	75	86,294
7.63%, 9/15/39	145	168,304
		1,761,393
Total Municipal Bonds – 88.3%		294,049,091

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
California — 0.7%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	480	554,999
City of Los Angeles California
Department of Airports, Refunding RB,
Senior, Los Angeles International
Airport, Series A, 5.00%, 5/15/40	1,680	1,891,509
		2,446,508
Colorado — 1.8%
Colorado Health Facilities Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	5,595	6,087,416
District of Columbia — 0.4%
District of Columbia Water & Sewer
Authority, Refunding RB, Series A,
6.00%, 10/01/35 (i)	950	1,157,968
Florida — 1.2%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	3,500	3,959,851

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
Illinois — 5.0%
City of Chicago Illinois, RB, General
Airport, Third Lien, Series A (NPFGC),
5.00%, 1/01/33	$3,495	$3,742,865
City of Chicago Illinois, Refunding RB,
5.00%, 11/01/42	8,616	9,856,744
Illinois Finance Authority, RB, Carle
Foundation, Series A (AGM), 6.00%,
8/15/41	2,480	2,896,020
		16,495,629
Michigan — 0.9%
Detroit Water and Sewerage
Department, Refunding RB, Senior
Lien, Series A:
5.00%, 7/01/32	963	1,029,132
5.25%, 7/01/39	1,662	1,778,222
		2,807,354
New York — 7.7%
Hudson New York Yards Infrastructure
Corp., RB, 5.75%, 2/15/47	1,720	2,030,831
New York City Municipal Water Finance
Authority, Refunding RB, Water &
Sewer System, Second General
Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,532,824
Series HH, 5.00%, 6/15/31 (i)	3,015	3,567,654
New York Liberty Development Corp.,
RB, 1 World Trade Center Port
Authority Construction, 5.25%,
12/15/43	7,725	8,906,186
New York Liberty Development Corp.,
Refunding RB, 4 World Trade Center
Project, 5.75%, 11/15/51	2,520	2,979,219
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	3,405	3,715,038
		25,731,752
Ohio — 1.4%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,200	2,436,764
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	2,010	2,257,744
		4,694,508
South Carolina — 0.5%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	1,659	1,786,713

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
Virginia — 0.8%
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	$2,501	$2,768,244
Washington — 1.0%
City of Bellingham Washington, RB,
Water & Sewer, 5.00%, 8/01/40	2,999	3,411,297
Wisconsin — 0.7%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39 (i)	2,180	2,393,146
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 22.1%		73,740,386
Total Long-Term Investments
(Cost – $340,239,852) – 110.4%		367,789,477

	Shares

Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.01% (j)(k)	7,793,738	7,793,738
Total Short-Term Securities
(Cost – $7,793,738) – 2.3%		7,793,738
Total Investments (Cost - $348,033,590*) – 112.7%		375,583,215
Liabilities in Excess of Other Assets – (0.6)%		(2,085,488)
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (12.1)%		(40,319,167)
Net Assets – 100.0%		$333,178,560

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$307,747,777

Gross unrealized appreciation	$30,797,120
Gross unrealized depreciation	(3,258,540)
Net unrealized appreciation	$27,538,580

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$1,063,637	$10,874
Piper Jaffray	$2,221,022	$—

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Security is subject to a recourse agreement which may require the Fund to pay in the event there is a shortfall between the short-term floating rate certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $3,575,000.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at September 30, 2012	Income

FFI Institutional
Tax-Exempt
Fund	25,189,057	(17,395,319)	7,793,738	$ 549

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	10

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments[1]	—	$367,789,477	—	$367,789,477
Short-Term
Securities	$7,793,738	—	—	7,793,738
Total	$7,793,738	$367,789,477	—	$375,583,215

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, TOB trust certificates of $40,296,858 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Alabama — 0.9%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$15,500	$18,033,010
Birmingham Special Care Facilities
Financing Authority, RB (AGC), 6.00%,
6/01/39	15,195	18,101,196
Courtland IDB Alabama, RB,
International Paper Co. Projects,
Series A, 6.25%, 11/01/33	2,590	2,996,811
Courtland IDB Alabama,
Refunding RB, AMT:
Champion International Corp.
Project, AMT, 6.00%, 8/01/29	195	196,209
International Paper Co., Series B,
6.25%, 8/01/25	750	778,695
Prattville IDB, RB, Recovery Zone Facility
Series C, 6.25%, 11/01/33	3,380	3,910,897
		44,016,818
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska,
RB, Goose Creek Correctional Center
(AGC):
6.00%, 9/01/28	2,000	2,435,440
6.00%, 9/01/32	5,250	6,267,975
		8,703,415
Arizona — 0.3%
Maricopa County & Phoenix IDA,
Refunding RB, S/F, Series A-2, AMT
(Ginnie Mae), 5.80%, 7/01/40	1,205	1,242,199
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.75%, 7/01/29	3,100	2,182,090
Peoria Improvement District No. 8401
Arizona, Special Assessment Bonds,
No. 8802, 7.20%, 1/01/13	510	518,150
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	4,065	4,128,861
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	500	503,650
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	3,000	3,008,640
5.75%, 7/15/24	2,125	2,263,486
		13,847,076
California — 16.2%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, 6.25%, 8/01/39	9,000	10,815,120
California Health Facilities Financing
Authority, RB:
Catholic Healthcare West,
Series J, 5.63%, 7/01/32	10,000	10,939,500

	Par (000)	Value

Municipal Bonds
California (continued)
California Health Facilities Financing
Authority, RB (concluded):
Sutter Health, Series A, 5.25%,
11/15/46	$20,000	$21,212,400
Sutter Health, Series B,
6.00%, 8/15/42	21,340	25,653,241
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West,
Series A, 6.00%, 7/01/34	5,100	5,365,251
Catholic Healthcare West,
Series A, 6.00%, 7/01/39	11,905	14,098,496
Stanford Hospital, Series A-3,
5.50%, 11/15/40	10,645	12,662,653
California State Public Works Board, RB,
Various Capital Projects:
Sub-Series A-1, 6.00%,
3/01/35	14,125	16,802,252
Sub-Series I-1, 6.13%,
11/01/29	10,000	12,276,500
Sub-Series I-1, 6.38%,
11/01/34	11,680	14,172,629
Sub-Series I-1, 6.63%,
11/01/34	6,710	8,262,828
California Statewide Communities
Development Authority, RB:
Health Facility, Memorial
Health Services, Series A,
6.00%, 4/01/13 (a)	9,880	10,171,559
Kaiser Permanente, Series A,
5.00%, 4/01/42	43,500	47,851,740
Kaiser Permanente, Series B,
5.25%, 3/01/45	10,000	10,639,700
Sutter Health, Series A, 6.00%,
8/15/42	10,190	12,249,603
California Statewide Communities
Development Authority, Refunding RB,
Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,970	3,299,611
Series E, 5.50%, 7/01/31	1,920	2,134,886
Chula Vista Community Facilities District
California, Special Tax Bonds, District
No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26	3,215	3,264,447
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	5,850	6,922,422
City of Newport Beach California,
Refunding RB, Hoag Memorial Hospital
Presbyterian, 6.00%, 12/01/40	7,485	9,226,685
City of San Jose California, RB, Hotel Tax
Revenue, Convention Center
Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,813,767
6.50%, 5/01/42	5,130	6,120,398

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
California (continued)
City of San Jose California, Refunding
ARB, AMT:
California Airport, Series A-1,
5.75%, 3/01/34	$6,000	$6,963,240
Series A (AMBAC), 5.50%, 3/01/32	6,355	6,847,385
County of Sacramento California, RB,
Subordinated and Passenger Facility
Charges/Grant, Series C:
6.00%, 7/01/39	16,745	19,287,058
6.00%, 7/01/41	13,240	15,234,871
Cucamonga Valley Water District,
Refunding RB (AGM), 5.38%,
9/01/35	26,315	31,130,908
East Bay Municipal Utility District,
Refunding RB, Sub-Series A, 5.00%,
6/01/36	9,000	10,507,410
Grossmont Healthcare District, GO,
Election of 2006, Series B, 6.13%,
7/15/40	3,500	4,307,275
Los Angeles Department of Water &
Power, RB, Power System, Sub-Series
A-1 (AGM), 5.00%, 7/01/35	40,000	44,019,200
Los Angeles Department of Water &
Power, Refunding RB, System,
Series A, 5.25%, 7/01/39	40,000	46,793,600
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,540	5,280,973
6.00%, 9/01/39	9,450	11,005,092
Metropolitan Water District of Southern
California, RB, Series A, 5.00%,
7/01/37	10,000	11,492,900
Modesto Irrigation District, COP, Capital
Improvements, Series A, 6.00%,
10/01/39	11,755	13,518,603
Orange County Sanitation District, COP,
Series A, 5.00%, 2/01/35	10,000	11,282,200
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	16,871,850
Series B (NPFGC), 5.00%, 8/15/34	10,000	10,334,700
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/15 (a)	20,000	22,401,000
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	24,300	28,757,592
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,755,414
5.75%, 5/01/23	17,000	19,888,810

	Par (000)	Value

Municipal Bonds
California (concluded)
San Francisco City & County
Redevelopment Agency, Special Tax
Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	$5,000	$5,040,100
6.00%, 8/01/25	2,550	2,566,855
San Joaquin County Transportation
Authority, Refunding RB, Limited Tax
Measure K, Series A:
6.00%, 3/01/36	12,830	15,772,945
5.50%, 3/01/41	25,740	30,435,491
San Jose Financing Authority, Refunding
RB, Civic Center Project, Series B
(AMBAC), 5.00%, 6/01/32	9,060	9,089,354
San Juan Water District, COP, Series A,
6.00%, 2/01/39	10,000	11,732,900
State of California, GO, Various Purpose:
6.50%, 4/01/33	40,000	49,936,800
6.00%, 4/01/35	4,100	4,932,423
6.00%, 4/01/38	35,665	42,622,885
Tahoe-Truckee Unified School District,
GO, School Facility Improvement
District 2, Election of 2002, Series A
(NPFGC), 5.25%, 8/01/13 (a)	2,535	2,641,850
Tuolumne Wind Project Authority, RB,
Tuolumne Co. Project, Series A,
5.88%, 1/01/29	19,355	23,166,387
University of California, RB, Series O,
5.75%, 5/15/34	1,450	1,746,076
University of California, Refunding RB,
Limited Project, Series G, 5.00%,
5/15/37	16,750	19,426,985
		830,746,820
Colorado — 0.6%
Colorado Health Facilities Authority, RB,
Catholic Health Initiatives, Series D,
6.25%, 10/01/33	4,315	5,119,877
Plaza Metropolitan District No. 1
Colorado, Tax Allocation Bonds, Public
Improvement Fee, Tax Increment:
8.00%, 12/01/25	7,700	7,978,278
Subordinate, 8.13%, 12/01/25	1,885	1,884,924
University of Colorado Hospital
Authority, RB, Series A, 5.00%,
11/15/42 (b)	15,000	16,343,100
		31,326,179
Connecticut — 0.6%
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series Z-1, 5.00%, 7/01/42	28,145	31,484,686

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Delaware — 0.3%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	$15,500	$17,764,550
District of Columbia — 1.0%
District of Columbia, RB, Series A,
5.50%, 12/01/30	20,530	25,857,124
District of Columbia Water & Sewer
Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	15,392,813
5.50%, 10/01/39	6,475	7,585,916
		48,835,853
Florida — 4.1%
Anthem Park Community Development
District, Special Assessment Bonds,
5.80%, 5/01/36 (c)(d)	1,755	1,272,954
County of Escambia Florida, RB,
International Paper Co. Projects,
Series B, 6.25%, 11/01/33	7,500	8,678,025
County of Miami-Dade Florida, GO,
Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	11,237,748
Series B-1, 5.75%, 7/01/33	2,400	2,779,536
Series B-1, 6.00%, 7/01/38	30,000	34,967,100
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,792,750
5.50%, 10/01/27	5,495	6,096,867
County of Miami-Dade Florida,
Refunding RB, Series C, 6.00%,
10/01/23	25,000	31,359,000
Fiddlers Creek Community Development
District No. 2, Special Assessment
Bonds, Series A, 6.38%, 5/01/35
(c)(d)	6,850	3,600,497
Florida Housing Finance Corp.,
Refunding RB, AMT, Homeowner
Mortgage, Series 1 (Ginnie Mae),
6.00%, 7/01/39	2,805	2,813,022
Florida Ports Financing Commission,
Refunding RB, State Transportation
Trust Fund, Series B, AMT, 5.13%,
6/01/27	10,000	11,661,900
Harbor Bay Community Development
District Florida, Special Assessment
Bonds, Series A, 7.00%, 5/01/33	935	935,505
Highland Meadows Community
Development District, Special
Assessment Bonds, Series A, 5.50%,
5/01/36 (c)(d)	1,090	443,140
Highlands County Health Facilities
Authority, RB, Adventist Health
System/Sunbelt, Series B, 6.00%,
11/15/37	4,990	5,860,356

	Par (000)	Value

Municipal Bonds
Florida (concluded)
Hillsborough County IDA, RB, National
Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	$6,000	$6,019,020
Series B, 7.13%, 4/01/30	7,750	7,752,945
Jacksonville Electric Authority
Florida, RB:
Scherer 4 Project, Series A,
6.00%, 10/01/37	11,225	12,036,792
Sub-Series A, 5.63%,
10/01/32	10,525	12,172,478
Sub-Series A, 5.50%,
10/01/39	10,000	10,582,000
Jacksonville Port Authority, RB, AMT
(AGC), 6.00%, 11/01/38	8,240	8,278,481
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	6,000	7,598,040
State of Florida, GO, Board of Education,
Series A:
5.38%, 6/01/33	4,000	4,835,960
5.50%, 6/01/38	4,790	5,800,115
State of Florida, RB, Board of Education
Lottery Revenue, Series A, 5.75%,
7/01/28	3,890	4,565,615
Sterling Hill Community Development
District, Refunding RB, Special
Assessment Bonds, Series B, 5.50%,
11/01/10 (c)(d)	160	112,013
Watergrass Community Development
District, Special Assessment Bonds,
Series B:
5.13%, 11/01/14	1,000	760,640
6.96%, 11/01/17	1,470	1,387,401
		211,399,900
Georgia — 1.9%
City of Atlanta Georgia, Refunding RB,
General, Series C, 6.00%, 1/01/30	30,000	37,308,300
DeKalb County Hospital Authority
Georgia, Refunding RB, Dekalb
Medical Center, Inc. Project, 6.13%,
9/01/40	4,285	4,970,643
Fulton County Residential Care Facilities
for the Elderly Authority, Refunding
RB, Canterbury Court Project,
Series A, 6.00%, 2/15/22	2,250	2,252,452
Municipal Electric Authority of Georgia,
Refunding RB:
Project One, Sub-Series D,
6.00%, 1/01/23	10,000	11,930,900
Series EE (AMBAC), 7.00%,
1/01/25	20,000	28,845,200
Series Y (AMBAC), 6.40%, 1/01/13	2,810	2,848,075
Series Y (AMBAC), 6.40%,
1/01/13 (e)	195	198,126

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Georgia (concluded)
Richmond County Development
Authority, RB, Recovery Zone Facility,
International Paper Co., Series B,
6.25%, 11/01/33	$3,625	$4,194,379
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	5,000	5,230,450
		97,778,525
Illinois — 7.9%
Bolingbrook Special Service Area No. 1,
Special Tax Bonds, Forest City Project,
5.90%, 3/01/27	1,000	920,610
Chicago Board of Education Illinois, GO,
Series A, 5.50%, 12/01/39	39,205	45,881,612
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	15,000	17,763,150
City of Chicago Illinois, GARB, O'Hare
International Airport, Third Lien:
Series B-2, AMT (NPFGC), 6.00%,
1/01/27	17,690	18,659,943
Series B-2, AMT (Syncora), 6.00%,
1/01/29	70,000	73,765,300
Series C, 6.50%, 1/01/41	24,325	30,208,488
City of Chicago Illinois Wastewater
Transmission, RB, Series A (BHAC),
5.50%, 1/01/38	3,000	3,346,740
Illinois Finance Authority, RB:
Advocate Health Care
Network, Series D, 6.50%,
11/01/38	6,920	8,153,628
Carle Foundation, Series A,
6.00%, 8/15/41	6,450	7,736,840
Carle Foundation, Series A (AGM),
6.00%, 8/15/41	3,675	4,291,481
Community Rehabilitation
Providers Facilities, Series A,
6.50%, 7/01/22	1,410	1,312,513
DePaul University, Series A,
6.13%, 10/01/40	11,675	13,725,364
Rush University Medical
Center Obligation Group,
Series B, 7.25%, 11/01/30	5,280	6,686,539
Rush University Medical
Center, Series C, 6.38%,
11/01/29	2,860	3,527,753
University of Chicago, Series B,
6.25%, 7/01/38	25,000	30,781,500
Illinois Finance Authority, Refunding RB:
Ascension Health Alliance,
5.00%, 11/15/42	29,675	32,955,571

	Par (000)	Value

Municipal Bonds
Illinois (concluded)
Illinois Finance Authority, Refunding RB
(concluded):
Central DuPage Health,
Series B, 5.50%, 11/01/39	$4,205	$4,740,212
Northwestern Memorial
Hospital, Series A, 6.00%,
8/15/39	29,545	34,756,147
Northwestern Memorial
Hospital, Series B, 6.00%,
8/15/39	1,200	1,266,660
OSF Healthcare System,
Series A, 7.00%,
11/17/14 (a)	3,335	3,706,953
OSF Healthcare System,
Series A, 7.13%,
11/17/14 (a)	1,970	2,164,675
OSF Healthcare System,
Series A, 6.00%, 5/15/39	10,160	11,788,546
Roosevelt University Project,
6.50%, 4/01/39	8,000	9,048,800
Rush University Medical
Center Obligation Group,
Series A, 7.25%, 11/01/30	6,900	8,738,091
Railsplitter Tobacco Settlement
Authority, RB, 6.00%, 6/01/28	13,765	16,218,198
Village of Hodgkins Illinois, RB,
Metropolitan Biosolids Management
LLC Project, AMT, 6.00%, 11/01/23	10,000	10,014,200
Village of Wheeling Illinois, Tax
Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project,
6.00%, 1/01/25	1,440	1,447,070
		403,606,584
Indiana — 2.0%
Indiana Finance Authority, Refunding
RB:
Duke Energy Indiana Project,
Series B, 6.00%, 8/01/39	11,000	12,849,100
Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	12,715	13,285,522
Parkview Health System,
Series A, 5.75%, 5/01/31	1,570	1,815,266
Trinity Health, Series A, 5.63%,
12/01/38	12,000	13,802,040
Indiana Municipal Power Agency, RB,
Series B:
5.75%, 1/01/34	700	738,283
6.00%, 1/01/39	17,620	21,356,497
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	24,907,965
5.75%, 1/01/38	12,800	14,652,800
		103,407,473

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Iowa — 0.7%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	$5,600	$6,376,888
Iowa Student Loan Liquidity Corp., RB,
AMT, Senior Series A-2:
5.40%, 12/01/24	15,000	16,874,550
5.50%, 12/01/25	10,000	11,264,900
		34,516,338
Kansas — 0.3%
Kansas Development Finance Authority,
Refunding RB, Adventist Health
System/Sunbelt Obligated Group,
Series A, 5.00%, 11/15/34	14,970	17,107,566
Sedgwick & Shawnee Counties Kansas,
RB, Mortgage-Backed Securities,
Series A1, AMT (Ginnie Mae), 6.95%,
6/01/29	490	492,612
		17,600,178
Kentucky — 0.6%
Kentucky Economic Development
Finance Authority, RB, Owensboro
Medical Health System, Series A,
6.38%, 6/01/40	21,200	25,222,912
Kentucky State Property & Building
Commission, Refunding RB, 5.50%,
11/01/28	2,650	3,080,307
		28,303,219
Louisiana — 0.8%
Louisiana HFA, RB, S/F, Series D-2, AMT
(Ginnie Mae), 5.80%, 6/01/20	55	55,836
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB,
Series A-1, 6.50%, 11/01/35	16,835	19,630,620
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Project:
6.75%, 11/01/32	5,080	5,725,058
Series A, 6.50%, 8/01/29	11,195	13,177,634
New Orleans Aviation Board Louisiana,
Refunding GARB, Restructuring (AGC),
6.00%, 1/01/23	1,370	1,641,740
		40,230,888
Maine — 0.4%
Maine Health & Higher Educational
Facilities Authority, RB, Maine General
Medical Center:
7.50%, 7/01/32	12,365	15,451,922
6.95%, 7/01/41	2,130	2,529,588
		17,981,510

	Par (000)	Value

Municipal Bonds
Maryland — 0.2%
Maryland Health & Higher Educational
Facilities Authority, RB, University of
Maryland Medical System, Series B
(NPFGC), 7.00%, 7/01/22	$4,205	$5,193,217
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Charlestown Community, 6.25%,
1/01/41	6,000	6,891,000
		12,084,217
Massachusetts — 1.8%
Massachusetts Development Finance
Agency, RB:
Foxborough Regional Charter
School, Series A, 7.00%,
7/01/42	1,375	1,625,552
Linden Ponds, Inc. Facility,
Series A-1, 6.25%,
11/15/39	705	533,768
Linden Ponds, Inc. Facility,
Series A-2, 5.50%,
11/15/46	38	23,804
Linden Ponds, Inc. Facility,
Series B, 0.00%,
11/15/56 (f)	187	981
Massachusetts Development Finance
Agency, Refunding RB, Harvard
University, Series B-1, 5.00%,
10/15/40	33,000	38,769,390
Massachusetts HFA, RB:
Rental Mortgage, Series C, AMT
(AGM), 5.60%, 1/01/45	4,000	4,017,040
Series B, 7.00%, 12/01/38	4,585	5,287,330
Massachusetts School Building
Authority, RB:
Senior Series B, 5.00%,
10/15/35	30,000	35,268,600
Series A (AGM), 5.00%, 8/15/30	4,230	4,665,986
		90,192,451
Michigan — 1.4%
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/24	415	416,664
Lansing Board of Water & Light, RB,
Series A, 5.50%, 7/01/41	6,485	7,703,272
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I:
6.00%, 10/15/38	12,230	14,164,541
6.25%, 10/15/38	7,500	8,791,200
Michigan State HDA, RB, Series C,
5.50%, 12/01/28	1,690	1,837,385
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (Syncora), 5.50%, 6/01/30	7,345	7,463,034

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital:
8.25%, 9/01/39	$18,130	$23,386,250
Series W, 6.00%, 8/01/39	5,095	5,833,724
		69,596,070
Minnesota — 0.6%
City of Eden Prairie Minnesota, RB,
Rolling Hills Project, Series A (Ginnie
Mae), 6.15%, 8/20/31	1,000	1,043,110
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services:
Series A, 6.75%, 11/15/32	5,870	7,090,373
Series B (AGC), 6.50%, 11/15/38	17,375	21,561,333
Ramsey County Housing &
Redevelopment Authority Minnesota,
RB, Hanover Townhouses Project,
AMT (US Bank NA LOC), 6.00%,
7/01/31	1,110	1,111,709
		30,806,525
Mississippi — 0.0%
County of Warren Mississippi, Refunding
RB, International Paper Co. Project,
Series B, AMT, 6.75%, 8/01/21	1,700	1,703,451
Harrison County Wastewater
Management District, Refunding RB,
Wastewater Treatment Facilities,
Series A (NPFGC), 8.50%, 2/01/13 (e)	715	734,062
		2,437,513
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation
Bonds, Refunding, Gravois Bluffs
Redevelopment Project, 5.00%,
4/01/14	1,000	1,048,750
City of St. Louis Missouri, RB, Lambert-
St. Louis International, Series A-1,
6.25%, 7/01/29	1,175	1,374,068
Kansas City IDA, Refunding RB,
Downtown Redevelopment District,
Series A, 5.50%, 9/01/29	2,000	2,376,840
		4,799,658
Nevada — 2.5%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	12,925	15,269,078
City of Reno Nevada, Special
Assessment Bonds, Somerset
Parkway, 6.63%, 12/01/22	1,565	1,587,771
Clark County Water Reclamation
District, GO, Series B:
5.75%, 7/01/34	3,125	3,927,469

	Par (000)	Value

Municipal Bonds
Nevada (concluded)
Clark County Water Reclamation
District, GO, Series B (concluded):
5.75%, 7/01/38	$32,685	$41,078,181
County of Clark Nevada, RB, Series B,
5.75%, 7/01/42	51,700	59,489,639
Nevada Housing Division, RB, Multi-Unit
Housing, Series A, AMT (Freddie Mac),
6.30%, 4/01/32	4,950	4,952,178
		126,304,316
New Hampshire — 0.4%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth-Hitchcock, 6.00%,
8/01/38	15,500	18,240,710
New Jersey — 3.6%
Cape May County Industrial Pollution
Control Financing Authority, Refunding
RB, Atlantic City Electric Co., Series A
(NPFGC), 6.80%, 3/01/21	5,000	6,627,200
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM) (a):
5.80%, 11/01/15	3,125	3,635,594
5.80%, 11/01/15	8,310	9,667,771
5.80%, 11/01/15	4,340	5,049,113
Monmouth County Improvement
Authority, RB, Brookdale Community
College Project, 6.00%, 8/01/38	3,600	4,500,468
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.25%,
7/01/33	26,500	28,279,740
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	8,270	9,436,483
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	2,870	3,593,326
7.50%, 12/01/32	9,200	11,560,168
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
AHS Hospital Corp., 6.00%, 7/01/41	24,235	29,339,860
New Jersey Higher Education Student
Assistance Authority, Refunding RB,
Series 1, AMT:
5.50%, 12/01/25	950	1,108,783
5.75%, 12/01/27	500	585,965
5.75%, 12/01/28	450	525,002
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA:
6.38%, 10/01/28	1,655	1,856,347
6.50%, 10/01/38	2,165	2,299,793

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
New Jersey (concluded)
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB,
Series B (AGM), 6.25%, 11/01/26	$640	$645,203
New Jersey State Turnpike Authority,
RB, Series C (AGM), 5.00%, 1/01/30	13,500	14,610,915
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
Series A, 5.13%, 6/15/28	5,000	5,914,350
Series A, 5.13%, 6/15/29	12,875	15,163,917
Series A, 5.88%, 12/15/38	4,255	4,959,330
Series B, 5.25%, 6/15/36	19,510	22,706,909
		182,066,237
New Mexico — 0.0%
County of Santa Fe New Mexico, RB
(AGM), 6.00%, 2/01/27	250	315,757
New Mexico Mortgage Finance
Authority, RB, S/F Mortgage Program,
Series D, AMT (Fannie Mae), 6.15%,
7/01/35	1,195	1,274,886
		1,590,643
New York — 6.0%
City of New York New York, GO,
Series E-1, 6.25%, 10/15/28	10,100	12,605,103
City of Niagara Falls New York, GO,
Public Improvement (NPFGC), 6.90%,
3/01/24	5	5,013
Long Island Power Authority,
Refunding RB:
General, Series A, 5.70%,
4/01/30	4,510	5,502,200
Series A, 6.00%, 5/01/33	49,450	59,906,697
Metropolitan Transportation Authority,
RB, Series C, 6.50%, 11/15/28	21,870	28,029,904
New York City Housing Development
Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,935,970
6.88%, 11/01/38	7,785	8,925,191
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	17,250	21,142,117
New York State Dormitory Authority, RB,
Columbia University, 5.00%,
10/01/41	54,780	63,892,653
New York State Dormitory Authority,
Refunding RB, State University
Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,136,350
New York State Thruway Authority, RB,
Series I, 5.00%, 1/01/42	30,000	33,859,800
New York State Thruway Authority,
Refunding RB, Series G (AGM), 5.00%,
1/01/32	10,000	11,002,000
New York State Urban Development
Corp., RB, Series A-1 (NPFGC), 5.25%,
3/15/14 (a)	10,050	10,785,057

	Par (000)	Value

Municipal Bonds
New York (concluded)
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
GO, 152nd Series, AMT, 5.75%,
11/01/30	$3,250	$3,876,470
Sales Tax Asset Receivable Corp.,
Refunding RB, Series A:
(AMBAC), 5.00%, 10/15/32	13,000	14,070,420
(NPFGC), 5.00%, 10/15/20	10,000	10,927,200
Triborough Bridge & Tunnel Authority,
RB, General, Series A-2, 5.38%,
11/15/38	5,715	6,896,691
Westchester County Industrial
Development Agency New York, RB,
Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (a)	8,095	8,226,868
6.38%, 1/01/24	2,500	2,509,875
		310,235,579
North Carolina — 1.3%
Columbus County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%,
11/01/33	3,000	3,471,210
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	4,230	4,807,480
North Carolina Medical Care
Commission, RB:
Duke University Health
System, Series A, 5.00%,
6/01/42	50,000	56,152,000
First Mortgage, Givens Estates
Project, Series A, 6.50%,
7/01/13 (a)	2,500	2,644,250
		67,074,940
Ohio — 0.8%
County of Lucas Ohio, Refunding RB:
Promedica Healthcare,
Obligated Group, Series A,
6.00%, 11/15/41	400	484,876
Promedica Healthcare,
Series A, 5.75%, 11/15/31	500	602,875
Promedica Healthcare,
Series A, 6.50%, 11/15/37	12,035	15,059,997
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.50%, 5/01/34	10,000	11,395,000
Ohio Higher Educational Facility
Commission, Refunding RB, Cleveland
Clinic Health, 5.00%, 1/01/38	10,000	11,235,900

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Ohio (concluded)
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	$4,000	$4,493,720
		43,272,368
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy
Station Apartments Project, AMT
(NPFGC), 5.90%, 7/01/23	455	455,946
Pennsylvania — 1.6%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	5,330	4,050,747
Allegheny County IDA, Refunding RB:
Environmental Improvement,
6.75%, 11/01/24	5,785	6,282,279
Environmental Improvement,
6.88%, 5/01/30	5,000	5,466,350
U.S. Steel Corp. Project,
6.75%, 12/01/27	5,000	5,528,600
City of Philadelphia Pennsylvania Gas
Works, RB, 12th Series B (NPFGC),
7.00%, 5/15/20 (e)	3,940	4,890,840
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran:
6.38%, 1/01/39	10,575	11,760,880
6.50%, 1/01/39	2,245	2,304,403
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A:
6.00%, 6/01/29	12,360	14,113,390
6.00%, 6/01/36	2,870	3,257,106
Delaware County IDA Pennsylvania,
Refunding RB, Resource Recovery
Facility, Series A, 6.10%, 7/01/13	1,970	1,978,175
Lancaster County Hospital Authority,
Refunding RB, Brethren Village
Project, Series A, 6.25%, 7/01/26	1,160	1,254,238
Pennsylvania Economic Development
Financing Authority, RB:
Allegheny Energy Supply Co.,
7.00%, 7/15/39	12,000	14,370,240
American Water Co. Project,
6.20%, 4/01/39	3,475	4,074,229
Pennsylvania Turnpike Commission, RB,
Subordinate, Special Motor License
Fund, 6.00%, 12/01/36	950	1,172,272
Philadelphia Authority for Industrial
Development, RB, Commercial
Development, AMT, 7.75%, 12/01/17	1,265	1,267,049
		81,770,798

	Par (000)	Value

Municipal Bonds
Puerto Rico — 1.3%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series
A, 6.13%, 11/15/25	$4,000	$4,017,120
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A:
6.38%, 8/01/39	22,100	25,628,707
6.50%, 8/01/44	30,125	35,459,234
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Senior Series C,
5.60%, 8/01/39 (f)	10,000	2,270,800
		67,375,861
Rhode Island — 0.3%
Rhode Island Health & Educational
Building Corp., Refunding RB, Public
Schools Financing Program, Series E
(AGC), 6.00%, 5/15/29	13,320	15,462,655
South Carolina — 0.6%
County of Richland South Carolina,
Refunding RB, International Paper Co.
Project, AMT, 6.10%, 4/01/23	3,000	3,094,860
South Carolina Jobs-EDA, Refunding RB,
Palmetto Health, Series A (AGM):
6.25%, 8/01/34	1,245	1,509,700
6.50%, 8/01/39	2,740	3,369,679
South Carolina State Public Service
Authority, Refunding RB:
Santee Cooper, Series A,
5.50%, 1/01/38	2,300	2,734,470
Series D, 5.00%, 12/01/43	19,365	21,968,818
		32,677,527
Tennessee — 0.5%
Rutherford County Health & Educational
Facilities Board, RB, Ascension Health
Alliance, Series C, 5.00%, 11/15/47	23,740	26,818,366
Texas — 8.8%
Belton Independent School District, GO,
School Building (PSF-GTD), 5.00%,
2/15/39	20,130	23,346,371
Brazos River Harbor Navigation District,
Refunding RB, Dow Chemical Co.
Project, Series A7, AMT, 6.63%,
5/15/33	7,040	7,127,296
City of Austin Texas Water & Wastewater
System Revenue, Refunding RB,
5.00%, 11/15/42	26,245	30,551,017
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	32,350	39,448,560
City of Houston Texas Airport System
Revenue, Refunding RB, Sub Lien,
Series B (AGM), 5.00%, 7/01/32	2,290	2,293,733

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Texas (continued)
City of San Antonio Texas Water System
Revenue, Refunding RB, Ref, Series A,
5.00%, 5/15/40 (b)	$2,350	$2,725,577
Clear Creek ISD, GO, Refunding, School
Building (PSF-GTD), 5.00%, 2/15/33	20,000	22,923,600
County of Harris Texas, Refunding RB,
Toll Road, Senior Lien (AGM), 5.00%,
8/15/30	10,000	10,032,900
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
Series A, AMT (NPFGC):
6.00%, 11/01/24	9,220	9,223,688
6.00%, 11/01/28	9,480	9,483,792
Gulf Coast Waste Disposal Authority,
Refunding RB, Series A, AMT, 6.10%,
8/01/24	4,025	4,039,128
Harris County Flood Control District, GO,
Refunding, Series A, 5.00%,
10/01/31	17,275	19,605,916
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B:
7.13%, 12/01/31	1,500	1,869,315
7.25%, 12/01/35	4,450	5,577,007
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	9,775	11,389,537
North Texas Tollway Authority, RB,
Special Projects System, Series A,
6.00%, 9/01/41	4,815	6,015,620
North Texas Tollway Authority,
Refunding RB:
First Tier System, 6.00%,
1/01/34	11,490	13,697,574
First Tier System (NPFGC), 5.75%,
1/01/40	9,870	11,088,846
First Tier System, Series A,
6.00%, 1/01/28	1,000	1,171,830
First Tier System, Series B
(NPFGC), 5.75%, 1/01/40	7,700	8,650,873
First Tier System, Series K-2 (AGC),
6.00%, 1/01/38	2,225	2,581,156
Second Tier System, Series F,
6.13%, 1/01/31	25,615	28,536,135
Port of Bay City Authority Texas, RB,
Hoechst Celanese Corp. Project, AMT,
6.50%, 5/01/26	4,000	4,004,520
State of Texas, GO, Water Financial
Assistance, Series G, 5.00%,
8/01/41 (b)	20,000	23,423,400
State of Texas, GO, Refunding, Water
Financial Assistance, 5.75%, 8/01/22	3,445	3,460,158

	Par (000)	Value

Municipal Bonds
Texas (concluded)
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45 $	$50,000	$59,375,000
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/26	2,200	2,351,184
Texas Department of Housing &
Community Affairs, MRB, Series A,
AMT (NPFGC):
5.45%, 9/01/23	1,650	1,652,739
5.50%, 3/01/26	2,160	2,163,175
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC,
LBJ Freeway Managed
Lanes Project, 7.00%,
6/30/40	25,500	31,203,585
NTE Mobility Partners LLC,
North Tarrant Express
Managed Lanes Project,
6.88%, 12/31/39	23,000	27,672,910
University of Texas System, Refunding
RB, Financing System, Series B,
5.00%, 8/15/43	20,000	23,528,800
		450,214,942
Utah — 0.0%
City of Salt Lake City Utah, Refunding
RB, IHC Hospital, Inc., Series A,
8.13%, 5/15/15 (e)	35	38,395
Virginia — 1.2%
Virginia Small Business Financing
Authority, RB, Senior Lien, Elizabeth
River Crossings LLC Project, AMT,
6.00%, 1/01/37	23,085	26,561,601
Winchester IDA, Refunding RB, Valley
Health, (BHAC) (AMBAC), 5.25%,
1/01/37	31,970	35,995,023
		62,556,624
Washington — 1.8%
Seattle Housing Authority
Washington, RB:
Newholly Project, AMT, 6.25%,
12/01/35	2,750	2,746,370
Replacement Housing
Projects, 6.13%, 12/01/32	4,260	4,265,240
University of Washington, Refunding RB,
Series A, 5.00%, 7/01/41	25,000	29,155,500
Washington Healthcare Facilities
Authority, RB:
MultiCare Health System, Series B
(AGC), 6.00%, 8/15/39	2,000	2,345,160

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Washington (concluded)
Washington Healthcare Facilities
Authority, RB (concluded):
Swedish Health Services,
Series A, 6.75%,
5/15/21 (a)	$17,500	$24,806,075
Washington Healthcare Facilities
Authority, Refunding RB:
Catholic Health Initiatives,
Series D, 6.38%, 10/01/36	10,000	12,296,600
Providence Health & Services,
Series A, 5.00%, 10/01/42	17,080	19,028,999
		94,643,944
Wisconsin — 2.0%
City of Superior Wisconsin, Refunding
RB, Midwest Energy Resources,
Series E (NPFGC), 6.90%, 8/01/21	7,000	9,168,530
State of Wisconsin, Refunding RB,
Series A, 6.00%, 5/01/36	11,000	13,511,300
Wisconsin Health & Educational
Facilities Authority, RB:
Ascension Health Alliance,
Series D, 5.00%, 11/15/41	40,000	44,554,000
SynergyHealth, Inc., 6.00%,
8/01/13 (a)	4,755	4,984,143
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert Health, Inc. Obligated
Group, Series A, 5.00%, 4/01/42 (b)	28,190	31,033,807
Wisconsin Housing & EDA, RB, Series C,
AMT, 6.00%, 9/01/36	90	93,900
		103,345,680
Total Municipal Bonds – 75.6%		3,875,611,977

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (g)
Arizona — 4.3%
City of Mesa Arizona, RB, Utility System,
5.00%, 7/01/35	30,000	34,465,200
Salt River Project Agricultural
Improvement & Power District, RB,
Series A:
5.00%, 1/01/37	98,935	109,138,380
5.00%, 1/01/38	54,016	61,918,886
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Series A, 5.00%,
1/01/35	13,700	15,126,718
		220,649,184

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (g)
Arkansas — 0.5%
University of Arkansas, RB, Various
Facilities, UAMS Campus (NPFGC),
5.00%, 3/01/36	$21,290	$23,439,651
California — 4.1%
Anaheim Public Financing Authority, RB,
Distribution System, Second Lien
(BHAC), 5.00%, 10/01/34	10,995	11,446,655
County of Orange California, ARB, Series
B, 5.25%, 7/01/34	13,045	14,403,892
Los Angeles Department of Water &
Power, RB, Sub-Series A-1 (AMBAC),
5.00%, 7/01/37	27,500	31,139,625
Metropolitan Water District of Southern
California, RB, Series A:
5.00%, 1/01/39	10,000	11,562,100
(AGM), 5.00%, 7/01/30	6,827	7,647,414
Metropolitan Water District of Southern
California, Refunding RB:
Series B, 5.00%, 7/01/35	13,168	14,751,386
Series C, 5.00%, 7/01/35	13,375	15,316,768
San Diego Community College District
California, GO, Election of 2006
(AGM), 5.00%, 8/01/32	18,000	20,605,680
San Diego County Water Authority, COP,
Refunding, Series A (AGM), 5.00%,
5/01/33	4,500	5,004,090
San Diego Public Facilities Financing
Authority, Refunding RB, Series B,
5.38%, 8/01/34	15,000	17,644,350
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	23,000	26,632,850
Sequoia Union High School District
California, GO, Refunding, Election of
2004, Series B (AGM), 5.50%,
7/01/35	10,055	11,409,941
University of California, RB, Series O,
5.25%, 5/15/39	20,695	23,689,349
		211,254,100
Colorado — 0.0%
Colorado Health Facilities Authority,
Refunding RB, Catholic Health,
Catholic Healthcare, Series A, 5.50%,
7/01/34 (h)	1,580	1,808,080
Florida — 2.8%
City of Tallahassee Florida, RB, Energy
System (NPFGC), 5.00%, 10/01/37	10,000	10,822,000
Jacksonville Electric Authority Florida,
RB, Sub-Series A, 5.63%, 10/01/32	6,300	7,286,580
Orange County School Board, COP,
Series A (NPFGC), 5.00%, 8/01/30	2,000	2,213,780

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (g)
Florida (concluded)
State of Florida, GO, Board of Education:
Capital Outlay 2008, Series E,
5.00%, 6/01/37	$39,730	$47,576,278
Series C, 5.00%, 6/01/37	65,545	75,760,625
		143,659,263
Illinois — 0.5%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.25%,
11/01/33	5,000	5,794,800
Illinois Finance Authority, RB, Carle
Foundation, Series A (AGM), 6.00%,
8/15/41	15,600	18,216,900
		24,011,700
Indiana — 2.1%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	31,460	34,640,921
Indianapolis Local Public Improvement
Bond Bank, RB, PILOT (AGM):
Infrastructure Project F,
5.00%, 1/01/40	7,000	7,872,760
Infrastructure Project, Series
F, 5.00%, 1/01/35	23,550	26,798,016
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	34,125	38,811,902
		108,123,599
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM),
5.00%, 5/01/31	11,950	13,480,078
Massachusetts — 1.0%
Massachusetts School Building
Authority, RB:
(AGM), 5.00%, 8/15/15 (a)	1,933	2,139,500
Senior Series B, 5.00%,
10/15/41	20,000	23,114,200
Series A (AGM) 5.00%,
8/15/30	13,067	14,462,950
Series A (AMBAC), 5.00%, 8/15/37	10,000	11,463,100
		51,179,750
Nebraska — 0.2%
Omaha Public Power District, RB, Series
A, 5.00%, 2/01/43	10,000	11,359,900
New York — 0.3%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	2,010	2,463,516
Sales Tax Asset Receivable Corp.,
Refunding RB, Series A (AMBAC),
5.25%, 10/15/27	13,931	15,190,401
		17,653,917

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (g)
Ohio — 0.4%
County of Hamilton Ohio, Refunding RB,
Sub-Series A (AGM), 5.00%,
12/01/32	$20,000	$21,697,000
State of Ohio, RB, Cleveland Clinic
Health, Series B, 5.50%, 1/01/34	1,000	1,137,350
		22,834,350
Pennsylvania — 0.4%
Pennsylvania HFA, Refunding RB, Series
105C, 5.00%, 10/01/39	19,460	20,841,660
Texas — 2.9%
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	30,295,373
(NPFGC), 5.13%, 5/15/28	20,000	21,246,800
City of San Antonio Texas, Refunding
RB, Electric and Gas Revenue:
5.00%, 2/01/17 (a)	220	249,319
5.00%, 2/01/32	28,990	32,853,497
Cypress-Fairbanks ISD, GO, Refunding,
Schoolhouse (PSF-GTD), 5.00%,
2/15/32	10,000	11,484,700
Dallas Area Rapid Transit, Refunding
RB, Senior Lien (AMBAC), 5.00%,
12/01/36	27,860	31,711,350
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	8,500	10,135,570
Harris County Flood Control District,
Refunding RB, Contract Tax, Series A,
5.00%, 10/01/39	10,000	11,429,700
		149,406,309
Washington — 0.8%
Central Puget Sound Regional Transit
Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,738,790
5.00%, 11/01/36	15,715	17,971,127
State of Washington, GO, Series D
(AGM), 5.00%, 1/01/15 (a)	10,000	11,045,000
		38,754,917
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 20.6%		1,058,456,458

US Government Sponsored Agency Securities - 0.0%
Ginnie Mae MBS Certificates, 6.00%,
11/15/31	1	1,487

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Total Long-Term Investments
(Cost – $4,444,093,637) – 96.2%		$4,934,069,922

Short-Term Securities
California — 2.5%
State of California, RAN, Series A-2,
2.50%, 6/20/13	$123,700	125,687,859

	Shares
Money Market Fund — 10.8%
FFI Institutional Tax-Exempt Fund,
0.01% (i)(j)	556,333,372	556,333,372
Total Short-Term Securities
(Cost – $681,866,015) – 13.3%		682,021,231
Total Investments (Cost - $5,125,959,652*) – 109.5%		5,616,091,153
Liabilities in Excess of Other Assets – (0.4)%		(17,257,958)
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (9.1)%		(468,195,648)
Net Assets – 100.0%		$5,130,637,547

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$4,657,115,573

Gross unrealized appreciation	$496,806,458
Gross unrealized depreciation	(5,772,953)
Net unrealized appreciation	$491,033,505

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Barclays Plc	$23,423,400	$298,800
Citigroup, Inc.	$16,343,100	$170,100
First Southwest Co.	$2,725,577	$27,801
Morgan Stanley	$31,033,807	$266,658

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Security is collateralized by Municipal or US Treasury obligations.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Security is subject to a recourse agreement which may require the Fund to pay in the event there is a shortfall between the short-term floating rate certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the maximum potential amount the Fund could ultimately be required to pay under the agreement is $790,000.
(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at September 30, 2012	Income

FFI Institutional
Tax-Exempt
Fund	444,234,095	112,099,277	556,333,372	$ 12,982

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit
MBS	Mortgage Backed Security
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PILOT	Payment in Lieu of Taxes
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	12

Schedule of Investments (concluded)	BlackRock National Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments[1]		$4,934,069,922	—	$ 4,934,069,922
Short-Term
Securities	$556,333,372	125,687,859	—	682,021,231
Total	$556,333,372	$5,059,757,781	—	$ 5,616,091,153

1 See above schedule of investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust
certificates	—	$ (467,942,075)	—	$ (467,942,075)
Bank overdraft	—	(1,687,704)	—	(1,687,704)
Total	—	$ (469,629,779)	—	$ (469,629,779)

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Alabama — 0.6%
Alabama 21st Century Authority, RB,
Series A, 4.00%, 6/01/15	$2,000	$2,163,220
Mobile IDB, RB, Alabama Power Co.
Barry Project, Series B, Mandatory Put
Bonds, 4.88%, 3/19/13 (a)	3,270	3,334,125
		5,497,345
Arizona — 1.0%
Phoenix Civic Improvement Corp.,
Refunding RB, Junior Lien, 4.00%,
7/01/14	5,000	5,316,850
Yavapai County IDA, RB, Waste
Management, Inc. Project, Series A-2,
Mandatory Put Bonds, AMT, 2.88%,
3/01/13 (a)	5,000	5,051,850
		10,368,700
California — 12.9%
California Pollution Control Financing
Authority, RB, Waste Management,
Inc. Project, Series A-1, AMT,
Mandatory Put Bonds, 1.88%,
4/01/15 (a)	5,000	5,074,450
California State Department of Water
Resources, Refunding RB, Series M:
3.00%, 5/01/13	3,095	3,145,727
5.00%, 5/01/14	35,000	37,559,550
California Statewide Communities
Development Authority, RB:
Kaiser Permanente, Series A,
5.00%, 4/01/13	5,150	5,271,901
Kaiser Permanente, Series A,
5.00%, 4/01/14	1,000	1,065,190
Proposition 1A Receivables
Program, 5.00%, 6/15/13	33,730	34,861,642
City of Long Beach California, Refunding
RB, Series B, AMT (NPFGC), 5.50%,
5/15/14	5,215	5,623,908
Los Angeles Unified School District, GO,
Refunding, Series A-1, 5.00%,
7/01/15	6,000	6,731,640
State of California, GO, Various Purpose,
5.00%, 10/01/14	2,565	2,791,310
State of California, GO, Refunding,
Various Purpose:
5.00%, 4/01/15	10,360	11,480,848
5.00%, 4/01/16	10,000	11,453,900
State of California Economic Recovery,
GO, Series A (NPFGC), 5.00%,
7/01/15	3,805	4,117,314
		129,177,380
Colorado — 0.8%
City & County of Denver Colorado, RB,
Series A, AMT, 3.00%, 11/15/12	3,000	3,010,890

	Par (000)	Value

Municipal Bonds
Colorado (concluded)
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series B, Mandatory Put Bonds,
5.00%, 11/08/12 (a)	$5,000	$5,025,550
		8,036,440
Connecticut — 4.7%
Connecticut Municipal Electric Energy
Cooperative, Refunding RB, Series A
(AGC), 5.00%, 1/01/14	2,115	2,233,948
Connecticut State Development
Authority, RB, Connecticut Light &
Power Co., Series A, Mandatory Put
Bonds, AMT, 1.55%, 4/01/15 (a)	7,200	7,253,928
Connecticut State Development
Authority, Refunding RB, Pollution
Control, Series B, Mandatory Put
Bonds, 1.25%, 9/03/13 (a)	10,000	10,056,400
State of Connecticut, GO, Economic
Recovery, Series A:
5.00%, 1/01/13	11,500	11,643,635
5.00%, 1/01/14	7,280	7,712,213
State of Connecticut, RB, Transportation
Infrastructure, Series A, 5.00%,
11/01/14	2,700	2,958,012
State of Connecticut, Special Tax Bonds,
Transportation Infrastructure,
Series A, 5.00%, 11/01/13	5,000	5,257,400
		47,115,536
Delaware — 1.7%
Delaware Transportation Authority,
Refunding RB, Senior, 5.00%,
7/01/15	1,945	2,188,456
State of Delaware, GO, Refunding,
Series 2009C, 5.00%, 10/01/13	7,700	8,072,526
University of Delaware, RB, Series A,
Mandatory Put Bonds, 0.85%,
6/04/13 (a)	7,000	7,029,120
		17,290,102
District of Columbia — 0.5%
Metropolitan Washington Airports
Authority, RB, Series A, AMT (NPFGC),
5.25%, 10/01/13	5,000	5,249,750
Florida — 2.1%
Broward County Florida Airport System
Revenue, RB, Series Q-1, 5.00%,
10/01/15	1,000	1,129,540
Florida State Board of Education, GO,
Refunding, Series A, 5.00%, 1/01/15	7,395	8,150,103
Florida State Department of
Environmental Protection, RB,
Florida Forever:
Series A, 5.00%, 7/01/13	4,675	4,838,578

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Florida (concluded)
Florida State Department of
Environmental Protection, RB,
Florida Forever (concluded):
Series D, 5.00%, 7/01/13	$3,620	$3,746,664
Greater Orlando Aviation Authority,
Refunding RB, Orlando Florida Airport
Facilities Revenue, Series A, AMT
(AGM), 5.00%, 10/01/14	2,500	2,719,525
		20,584,410
Hawaii — 1.0%
State of Hawaii, Refunding RB, AMT:
5.00%, 7/01/14	5,000	5,387,900
Series B, 5.00%, 7/01/13	4,000	4,143,560
		9,531,460
Idaho — 0.9%
Idaho Housing & Finance Association,
RB, Unemployment Compensation,
5.00%, 8/15/14	8,585	9,316,099
Illinois — 2.5%
City of Chicago Illinois O'Hare
International Airport, Refunding RB,
Senior Lien, Series A, AMT, 5.00%,
1/01/16	4,500	5,001,975
Illinois Finance Authority, RB, University
of Chicago, Series B, 5.00%, 7/01/13	2,000	2,070,820
Illinois Finance Authority, Refunding RB,
Hospital Sisters Services, Inc.,
Series C (b):
3.00%, 8/15/14	1,340	1,397,995
5.00%, 8/15/15	1,000	1,117,320
Railsplitter Tobacco Settlement
Authority, RB, 4.00%, 6/01/13	12,690	12,973,875
State of Illinois, RB, Unemployment
Insurance Fund, Series A,
5.00%, 6/15/16	2,500	2,895,650
		25,457,635
Indiana — 1.3%
City of Whiting, RB, BP Products North
America, Inc., Mandatory Put Bonds,
2.80%, 6/02/14 (a)	3,325	3,445,664
Indiana Finance Authority, RB:
Marquette Project, 5.00%,
3/01/16	1,425	1,536,036
Water Utilities, Citizens Energy
Group Project, 3.00%,
10/01/14	5,000	5,210,050
Indiana Health Facility Financing
Authority, RB, Ascension Health,
Series A1, Mandatory Put Bonds,
5.00%, 5/01/13 (a)	2,265	2,327,288
		12,519,038

	Par (000)	Value

Municipal Bonds
Iowa — 0.6%
Iowa Higher Education Loan Authority,
RB, Private College Facility, 4.00%,
12/01/13	$1,150	$1,200,657
Iowa Student Loan Liquidity Corp., RB,
Senior Series A-1, AMT, 3.10%,
12/01/14	5,000	5,165,050
		6,365,707
Louisiana — 2.0%
State of Louisiana, GO, Refunding,
Series A (NPFGC), 5.00%, 8/01/14	12,000	13,017,240
State of Louisiana, GO, Series A, 5.00%,
5/01/13	7,075	7,275,010
		20,292,250
Maryland — 4.4%
Maryland State Transportation Authority,
Refunding RB, Baltimore/Washington
Thurgood Marshall Airport Project:
4.00%, 3/01/14	3,170	3,323,618
AMT, 4.00%, 3/01/14	7,675	8,033,346
AMT, 5.00%, 3/01/16	8,315	9,401,105
State of Maryland, GO, State & Local
Facilities Loan-First Series B, 5.00%,
3/15/16	20,000	23,151,000
		43,909,069
Massachusetts — 4.9%
City of Boston, GO, Refunding, Series B:
3.00%, 2/01/14	10,210	10,582,563
4.00%, 2/01/15	6,580	7,137,392
Commonwealth of Massachusetts, GO,
Consolidated Loan, Series B, 5.00%,
8/01/15	2,500	2,820,550
Commonwealth of Massachusetts, GO,
Refunding, Consolidated Loan,
Series D (NPFGC), 6.00%, 11/01/13	5,000	5,312,050
Massachusetts Port Authority, RB,
Series A, AMT, 5.00%, 7/01/16	1,625	1,855,100
Massachusetts State Department of
Transportation, Refunding RB, Senior
Series B, 5.00%, 1/01/14	12,155	12,835,437
University of Massachusetts Building
Authority, RB, Senior Series 1, 5.00%,
11/01/13	7,555	7,937,963
		48,481,055
Michigan — 3.5%
Michigan Finance Authority, Refunding
RB, Unemployment Obligation
Assessment, Series A:
5.00%, 1/01/14	1,000	1,058,330
5.00%, 7/01/15	7,000	7,867,930
5.00%, 1/01/16	13,525	15,494,240

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Michigan (concluded)
State of Michigan Trunk Line Revenue,
Refunding RB, Series B (AGM), 5.00%,
9/01/15	$7,825	$8,829,808
Utica Community Schools, GO,
Refunding, School Building & Site
(Q-SBLF), 3.00%, 5/01/14	1,380	1,428,963
		34,679,271
Minnesota — 0.7%
State of Minnesota, GO, Refunding,
Various Purpose, Series D, 5.00%,
8/01/14	6,000	6,515,760
Missouri — 0.2%
County of Jackson Missouri, RB, Harry S.
Truman Sports Complex (AMBAC),
5.00%, 12/01/12	2,000	2,014,840
Nebraska — 0.4%
Nebraska Public Power District, RB,
General, Series A, 5.00%, 1/01/16	1,000	1,140,710
Nebraska Public Power District,
Refunding RB, General, Series B-1
(NPFGC), 5.00%, 1/01/14	3,000	3,176,550
		4,317,260
Nevada — 1.6%
Clark County Nevada, Refunding RB,
Motor Vehicle Fuel Tax, 5.00%,
7/01/15	8,000	8,963,840
Clark County School District, GO, Limited
Tax, Building, Series C, 5.00%,
6/15/13	6,305	6,515,587
		15,479,427
New Jersey — 6.5%
County of Essex New Jersey, GO,
Improvement, Series A, 5.00%,
8/01/13	2,290	2,379,104
Gloucester County Improvement
Authority, Refunding RB, Waste
Management, Inc. Project, Series A,
Mandatory Put Bonds, 2.63%,
12/01/29 (a)	4,625	4,644,888
New Jersey Building Authority,
Refunding RB, Series A, 5.00%,
6/15/15	13,880	15,454,825
New Jersey EDA, RB, School Facilities
Construction Notes, Series G (SIFMA
Index Notes), 0.76%, 2/01/15 (a)(b)	3,000	3,000,570
New Jersey EDA, Refunding RB,
Cigarette Tax Revenue, 5.00%,
6/15/14	4,000	4,270,000
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Barnabas Health, Series A,
5.00%, 7/01/14	7,250	7,612,137

	Par (000)	Value

Municipal Bonds
New Jersey (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB
(concluded):
Meridian Health, 5.00%,
7/01/14	$2,000	$2,139,780
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series B, 5.00%, 6/15/15	1,825	2,030,495
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 5.25%, 12/15/12	4,990	5,043,792
State of New Jersey, GO, Refunding,
Series Q, 4.00%, 8/15/13	18,000	18,607,320
		65,182,911
New Mexico — 0.8%
New Mexico Finance Authority,
Refunding RB, Senior Lien, Series A,
5.00%, 6/15/13	8,000	8,273,360
New York — 11.4%
City of New York, GO:
Prerefunded, Series C, 5.00%,
8/01/13 (c)	650	676,033
Prerefunded, Series D, 5.00%,
2/01/13 (c)	1,245	1,265,443
Series C, 5.00%, 8/01/13	7,575	7,880,121
Series D, 5.00%, 2/01/13	755	767,412
City of New York New York, GO,
Refunding:
Series B, 5.00%, 8/01/13	22,750	23,666,370
Series B (NPFGC), 5.75%, 8/01/13	340	341,608
Series F, 5.00%, 8/01/15	6,000	6,762,600
Long Island Power Authority, RB, Series
2010A, 5.00%, 5/01/14	4,400	4,711,564
Metropolitan Transportation Authority,
Refunding RB, Series D, 4.00%,
11/15/15	1,400	1,543,612
New York City Transitional Finance
Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 8/01/16	13,380	15,636,939
Sub-Series E, 5.00%,
11/01/13	2,000	2,102,960
Sub-Series F-1, 5.00%,
5/01/15	2,000	2,234,580
New York State Dormitory Authority, RB,
General Purpose:
Series A, 5.00%, 3/15/15	5,560	6,195,174
Series E, 5.00%, 2/15/13	5,865	5,973,913

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
New York (concluded)
New York State Energy Research &
Development Authority, Refunding RB,
Consolidated Edison Co. of New York,
Inc. Project, Mandatory Put Bonds,
AMT, 1.45%, 11/01/12 (a)	$5,000	$5,004,500
New York State Environmental Facilities
Corp., RB, Waste Management, Inc.
Project, Series A, Mandatory Put
Bonds, 2.50%, 1/02/13 (a)	5,000	5,029,050
New York State Local Government
Assistance Corp., Refunding RB, Sub-
Lien, Series A, 5.00%, 4/01/15	7,000	7,826,210
New York State Thruway Authority, RB,
General, Series I, 5.00%, 1/01/16	500	567,750
New York State Thruway Authority,
Refunding RB, General, Second
Series B (NPFGC), 5.00%, 4/01/13	5,550	5,686,863
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series A-1, 5.00%, 1/01/13	7,320	7,408,938
Port Authority of New York & New
Jersey, RB, Consolidated, 169th
Series, AMT, 5.00%, 10/15/15	2,680	3,014,812
		114,296,452
North Carolina — 3.7%
County of Mecklenburg, GO, Refunding,
Series C, 5.00%, 2/01/13	9,400	9,555,946
North Carolina Capital Facilities Finance
Agency, Refunding RB, High Point
University, 4.00%, 5/01/16	1,770	1,909,104
North Carolina Medical Care
Commission, Refunding RB,
Healthcare Facilities Revenue,
WakeMed, Series A, 4.00%,
10/01/15	730	789,875
State of North Carolina, GO, Public
Improvement, Series A, 5.00%,
3/01/13	9,000	9,185,670
State of North Carolina, RB, Series A,
5.00%, 5/01/13	8,055	8,282,232
State of North Carolina, Refunding RB,
Series B, 4.00%, 11/01/14	4,905	5,273,807
University of North Carolina at Chapel
Hill, RB, Series A, 4.00%, 2/01/13	1,605	1,623,409
		36,620,043
Ohio — 0.4%
Ohio State University, Refunding RB,
Series A, 5.00%, 12/01/12	4,000	4,033,360
Oklahoma — 0.9%
Oklahoma Turnpike Authority, Refunding
RB, Second Senior, Series A, 5.00%,
1/01/15	7,875	8,675,415

	Par (000)	Value

Municipal Bonds
Oregon — 0.5%
City of Portland Oregon, Refunding RB,
Second Lien, Series A, 5.00%,
3/01/14	$4,950	$5,274,720
Pennsylvania — 5.9%
City of Philadelphia Pennsylvania,
Refunding RB, Series A:
Airport Revenue, AMT, 5.00%,
6/15/15	2,550	2,780,418
(AGM), 5.00%, 6/15/13	9,000	9,302,220
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	7,620,948
First Series, 5.00%, 6/01/15	7,980	8,947,735
First Series A, 5.00%,
2/15/13	8,280	8,431,441
Refunding, First Series (NPFGC),
5.00%, 2/01/15	7,605	8,069,818
Pennsylvania Economic Development
Financing Authority, RB, Waste
Management, Inc. Project:
2.75%, 9/01/13	4,250	4,332,960
Mandatory Put Bonds, 2.63%,
12/03/12 (a)	3,500	3,515,050
Pennsylvania IDA, Refunding RB,
Economic Development, 5.00%,
7/01/15	2,500	2,772,825
Pennsylvania Intergovernmental
Cooperation Authority, Special Tax
Bonds, Refunding, Philadelphia
Funding Program, 5.00%, 6/15/13	3,085	3,187,977
		58,961,392
South Carolina — 0.6%
South Carolina Transportation
Infrastructure Bank, Refunding RB,
Series A (AMBAC), 5.00%, 10/01/15	5,440	6,111,731
Tennessee — 0.9%
Metropolitan Government of Nashville &
Davidson County Tennessee,
Refunding RB (NPFGC), 5.00%,
1/01/14	8,110	8,578,758
Texas — 6.6%
City of El Paso Texas, Refunding RB,
Series A, 4.00%, 3/01/14	2,000	2,100,160
City of Houston Texas, Sub-Lien,
Refunding RB:
Series A, AMT, 5.00%,
7/01/14	4,000	4,310,320
Series B, 5.00%, 7/01/14	1,500	1,612,230
County of Harris Texas, Refunding RB,
Toll Road, Senior Lien, Series B-1
(NPFGC), 5.00%, 8/15/14	1,295	1,405,982

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Texas (concluded)
Dallas Independent School District, GO,
Refunding, 4.00%, 2/15/15	$2,200	$2,387,594
Gulf Coast Waste Disposal Authority, RB,
BP Products North America, Inc.
Project, Mandatory Put Bonds, 2.30%,
9/03/13 (a)	4,615	4,689,948
Harris County Cultural Education
Facilities Finance Corp., RB,
Methodist Hospital System, Series B,
5.25%, 12/01/14	2,600	2,861,820
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, Methodist Hospital System,
5.00%, 6/01/13	10,000	10,309,000
Lower Colorado River Authority, RB:
5.00%, 5/15/13	5,965	6,143,711
5.00%, 5/15/14	4,935	5,302,559
5.00%, 5/15/16	2,490	2,874,879
Prerefunded, 5.00%, 5/15/13 (c)(d)	5	5,151
Prerefunded, 5.00%, 5/15/14 (c)(d)	15	16,149
Prerefunded, 5.00%, 5/15/14 (c)(d)	50	53,760
Lower Colorado River Authority,
Refunding RB, Series A, 5.00%,
5/15/14	3,590	3,851,244
North Texas Tollway Authority, RB,
System, First Tier, Series L-2,
Mandatory Put Bonds, 6.00%,
1/01/13 (a)	3,700	3,750,653
Texas A&M University, RB, Financing
System, Series D, 5.00%, 5/15/13	3,325	3,425,082
Texas Public Finance Authority, RB,
Unemployment Compensation,
Series A, 5.00%, 7/01/13	10,000	10,361,200
		65,461,442
Utah — 0.1%
City of Riverton Utah, RB, IHC Health
Services, Inc., 5.00%, 8/15/13	1,400	1,456,518
Virginia — 4.7%
Chesterfield County, GO, Refunding,
Series B, 5.00%, 1/01/15	2,810	3,104,994
County of Fairfax Virginia, GO, Series D,
5.00%, 10/01/13	10,000	10,486,900
Louisa IDA, RB, Virginia Electric & Power
Co. Project, Series A, Mandatory Put
Bonds, AMT, 2.50%, 3/01/13 (a)	20,000	20,134,800
Virginia College Building Authority, RB,
21st Century College & Equipment
Programs, Series A, 5.00%, 2/01/16	11,910	13,693,760
		47,420,454

	Par (000)	Value

Municipal Bonds
Washington — 1.6%
City of Seattle Washington, GO,
Refunding, Limited Tax, Series B,
5.00%, 8/01/13	$5,000	$5,201,350
City of Seattle Washington, Refunding
RB, Improvement, Series B, 5.00%,
2/01/14	10,000	10,623,900
		15,825,250
Total Long-Term Investments
(Cost – $919,610,964) – 92.9%		928,370,340

Short-Term Securities
California — 3.2%
California School Cash Reserve Program
Authority, RN:
Series P, 2.00%, 2/01/13	10,000	10,028,163
Series X, 2.50%, 1/31/13	7,955	7,982,498
State of California, RAN, Series A-2,
2.50%, 6/20/13	13,500	13,716,945
		31,727,606
Illinois — 1.7%
Regional Transit Authority, Refunding
RB, ERS, VRDN, Series B, 0.60%,
10/01/12 (e)	17,600	17,600,000
Michigan — 0.8%
Michigan Finance Authority, RB, State
Aid Notes, Series B-1, 2.00%,
8/20/13	8,000	8,112,776
Wisconsin — 1.0%
State of Wisconsin ECN, 0.20%
10/02/12 (f)	10,000	10,000,000
Total Municipal Bonds – 6.7%		67,440,382

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Shares	Value
Money Market — 0.0%
FFI Institutional Tax-Exempt Fund,
0.15% (g) (h)	386,257	$386,257
Total Short-Term Securities
(Cost – $67,809,699) – 6.7%	67,826,639
Total Investments (Cost - $987,420,663*) – 99.6%	996,196,979
Other Assets Less Liabilities – 0.4%		3,659,146
Net Assets – 100.0%		$999,856,125

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$987,420,663
Gross unrealized appreciation	$8,806,736
Gross unrealized depreciation	(30,420)
Net unrealized appreciation	$8,776,316

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce,
Fenner and Smith	$2,515,315	$2,340
Royal Bank of Canada	$3,000,570	$570

(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at September 30, 2012	Income

FFI Institutional
Tax-Exempt
Fund	1,302,407	(916,150)	386,257	$ 149

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ECN	Extendible Commercial Note
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
RN	Revenue Notes
SIFMA	Securities Industry and Financial Markets Association
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]		$928,370,340	—	$928,370,340
Short-Term
Securities	$386,257	67,440,382	—	67,826,639
Total	$386,257	$995,810,722	—	$996,196,979

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, a bank overdraft of $227,493 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2012	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 26, 2012